Summary of significant accounting policies	9 Months Ended
Sep. 30, 2021
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these interim financial statements are set out in the Company’s financial statements as of December 31, 2020, which can be found in its Annual Report on Form 20-F that was filed with the U.S. Securities and Exchange Commission on March 30, 2021. These policies have been applied to all financial periods presented.